UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Chase Growth Fund
Schedule of Investments at December 31, 2004 (Unaudited)

SHARES	COMMON STOCKS - 95.0%	MARKET VALUE
Air Freight - 3.8%
84,500	FedEx Corp.	$8,322,405
Apparel - 2.8%
68,000	NIKE, Inc. - Class B	6,166,920
Auto/Auto Parts - 0.4%
10,300	Toyota Motor Corp.#	843,261
Computer Software & Services - 1.2%
37,500	Infosys Technologies Ltd#	2,599,125
Conglomerates - 5.3%
54,600	3M Co.	4,481,022
71,200	United Technologies Corp.	7,358,520
		11,839,542
Consumer Goods/Services - 2.4%
68,200	Fortune Brands, Inc.	5,263,676
Defense - 2.9%
61,500	General Dynamics Corp.	6,432,900
Energy/Oil/Gas/Coal - 5.0%
100,900	ChevronTexaco Corp.	5,298,259
37,400	ConocoPhillips	3,247,442
68,500	Suncor Energy, Inc.+	2,424,900
		10,970,601
Energy/Oil & Gas Exploration & Products - 8.8%
138,700	Apache Corp.	7,014,059
182,700	Burlington Resources, Inc.	7,947,450
124,275	XTO Energy, Inc.	4,396,850
		19,358,359
Finance/Banks - 1.7%
60,600	Golden West Financial Corp.	3,722,052
Finance/Information Services - 2.9%
46,000	Franklin Resources, Inc.	3,203,900
37,500	Moody's Corp.	3,256,875
		6,460,775
Financial Services - Mortgage Related - 1.1%
63,098	Countrywide Financial Corp.	2,335,257
Financial Services - Diversified - 7.4%
40,700	Ambac Financial Group, Inc.	3,342,691
131,100	American Express Co.	7,390,107
67,800	Capital One Financial Corp.	5,709,438
		16,442,236
Food - 1.7%
166,100	Archer-Daniels-Midland Co.	3,705,691
Gaming & Lodging - 1.2%
76,300	International Game Technology	2,623,194
Health Care Benefits - 7.4%
100,500	UnitedHealth Group, Inc.	8,847,015
66,400	Wellpoint, Inc. *	7,636,000
		16,483,015
Health Care Services - 3.9%
92,500	Caremark Rx, Inc. *	3,647,275
52,800	Quest Diagnostics, Inc.	5,045,040
		8,692,315
Hotel/Motel - 1.4%
50,300	Marriott International, Inc. - Class A	3,167,894
Internet Retail - 1.8%
34,000	eBay, Inc. *	3,953,520
Leisure Time - 2.3%
84,600	Harley-Davidson, Inc.	5,139,450
Machinery - 3.1%
120,100	Danaher Corp.	6,894,941
Medical Products - 2.5%
35,800	Stryker Corp.	1,727,350
48,700	Zimmer Holdings, Inc. *	3,901,844
		5,629,194
Medical Supplies - 1.4%
53,100	Becton, Dickinson & Co.	3,016,080
Medical Systems/Equipment - 1.1%
58,700	Varian Medical Systems, Inc. *	2,538,188
Personal Care - 1.0%
55,100	Avon Products, Inc.	2,132,370
Retail - Discount - 1.7%
76,100	Costco Wholesale Corp.	3,684,001
Retail Drug Stores - 4.5%
91,600	CVS Corp.	4,128,412
149,200	Walgreen Co.	5,724,804
		9,853,216
Retail - Home Improvement - 4.1%
211,400	The Home Depot, Inc.	9,035,236
Retail - Specialty - 4.7%
90,400	Coach, Inc. *	5,098,560
158,500	Staples, Inc.	5,343,035
		10,441,595
Telecommunications Equipment - 1.4%
73,600	QUALCOMM, Inc.	3,120,640
Wireless Telecommunication - 4.1%
172,000	America Movil SA de CV#	9,004,200

TOTAL COMMON STOCKS (Cost $173,969,109)		209,871,849

SHORT-TERM INVESTMENTS - 8.1%
17,978,272	Federated Cash Trust Treasury Money Market Fund	17,978,272
TOTAL SHORT-TERM INVESTMENTS (Cost $17,978,272)		17,978,272
Total Investments (Cost $191,947,381) - 103.1%		227,850,121
Liabilities in Excess of Other Assets - (3.1)%		(6,893,357)
Net Assets - 100.0%		$220,956,764

#	American Depositary Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

Chase Mid-Cap Growth Fund
Schedule of Investments at December 31, 2004 (Unaudited)

SHARES	COMMON STOCKS - 95.4%	MARKET VALUE

Beverages - 3.2%
7,500	Constellation Brands, Inc.*	$348,825
Building - 2.5%
4,600	Florida Rock Industries, Inc.	273,838
Business Services - 2.4%
4,700	Expeditors International of Washington, Inc.	262,636
Computer Software & Services - 2.2%
5,800	Cognizant Technology Solutions Corp.*	245,514
Defense - 3.0%
4,500	L-3 Communications Holdings, Inc.	329,580
Electrical Instruments - 2.5%
5,900	Waters Corp.*	276,061
Electronics - 2.9%
2,500	Harman International Industries, Inc.	317,500
Energy/Oil/Gas/Coal - 6.7%
3,300	EOG Resources, Inc.	235,488
29,330	Meridian Resource Corp.*	177,446
9,310	Suncor Energy, Inc.+	329,574
		742,508
Energy/Oil & Gas Exploration & Products - 7.3%
6,400	Chesapeake Energy Corp.	105,600
3,600	Newfield Exploration Co.*	212,580
4,400	Patina Oil & Gas Corp.	165,000
9,075	XTO Energy, Inc.	321,074
		804,254
Finance/Banks - 8.5%
2,700	City National Corp.	190,755
6,600	East West Bancorp, Inc.	276,936
4,940	Golden West Financial Corp.	303,415
2,900	Wintrust Financial Corp.	165,184
		936,290
Financial Services - Mortgage Related - 1.1%
3,348	Countrywide Financial Corp.	123,909
Financial Services - Diversified - 2.5%
5,400	Eaton Vance Corp.	281,610
Gaming & Lodging - 5.8%
3,200	Harrah's Entertainment, Inc.	214,048
7,000	Penn National Gaming, Inc.*	423,850
		637,898
Health Care Benefits - 3.6%
7,550	Coventry Health Care, Inc.*	400,754
Leisure Time - 2.9%
10,200	SCP Pool Corp.	325,380
Machinery - 7.3%
9,450	Graco, Inc.	352,958
6,550	Oshkosh Truck Corp.	447,889
		800,847
Medical Products - 4.5%
3,600	Cooper Companies, Inc.	254,124
3,100	Zimmer Holdings, Inc.*	248,372
		502,496
Medical Systems/Equipment - 1.8%
4,580	Varian Medical Systems, Inc.*	198,039
Retail - Apparel - 5.9%
7,400	Aeropostale, Inc.*	217,782
9,700	Urban Outfitters, Inc.*	430,680
		648,462
Retail - Specialty - 9.1%
9,250	Coach, Inc.*	521,700
7,300	Dick's Sporting Goods, Inc.*	256,595
6,650	Staples, Inc.	224,171
		1,002,466
Shipping - 3.3%
2,400	Overseas Shipholding Group, Inc.	132,480
5,400	Teekay Shipping Corp.+	227,394
		359,874
Trucking - 2.7%
13,350	Heartland Express, Inc.	299,974
Utilities Electric/Gas - 3.7%
6,850	Energen Corp.	403,808

TOTAL COMMON STOCKS (Cost $8,433,777)		10,522,523

SHORT-TERM INVESTMENTS - 7.2%
796,523	Federated Cash Trust Treasury Money Market Fund	796,523
TOTAL SHORT-TERM INVESTMENTS (Cost $796,523)		796,523
Total Investments (Cost $9,230,300) - 102.6%		11,319,046
Liabilities in Excess of Other Assets - (2.6)%		(289,497)
Net Assets - 100.0%		$11,029,549

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/25/05

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 2/28/05

* Print the name and title of each signing officer under his or her signature.